Unaudited Condensed Consolidated Statements of Operations - USD ($)			3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
		Feb. 04, 2021	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
General and administrative costs		$ 751	$ 2,132,453		$ 2,284,090
Franchise tax expenses			49,863		134,297
Loss from operations			(2,182,316)		(2,418,387)
Other income (expenses):
Offering costs associated with derivative warrant liabilities, net			35,990		(1,006,114)
Change in fair value of derivative warrant liabilities			8,682,667		(6,673,600)
Income from investments held in Trust Account			7,974		15,433
Loss upon issuance of private placement warrants					(15,213,332)
Total other income (expenses)			8,726,631		(22,877,613)
Net income (loss)		$ (751)	$ 6,544,315		$ (25,296,000)
Weighted average number of shares outstanding of Class A common stock, basic and diluted, as restated (in Shares)	[1],[2]	12,000,000
Operating expenses:
Basic and diluted net income (loss) per share, Class A common stock, as restated (in Dollars per share)		$ 0
EQRx, INC.
General and administrative costs				$ 3,481,000		$ 39,681,000	$ 17,127,000	$ 25,689,000
Loss from operations				(4,626,000)		(101,574,000)	(72,435,000)	(250,080,000)
Other income (expenses):
Change in fair value of convertible promissory notes				(3,882,000)
Interest income						210,000	65,000	97,000
Other income						131,000
Total other income (expenses)				(3,882,000)		341,000	65,000	97,000
Net loss and comprehensive loss				(8,508,000)		(101,233,000)	(72,370,000)	(249,983,000)
Net income (loss)				$ (8,508,000)		$ (101,233,000)	$ (72,370,000)	$ (249,983,000)
Weighted average number of shares outstanding of Class A common stock, basic and diluted, as restated (in Shares)				4,264,435		38,332,938	23,730,386	25,486,021
Operating expenses:
Basic and diluted net income (loss) per share, Class A common stock, as restated (in Dollars per share)				$ (2)		$ (2.64)	$ (3.05)	$ (9.81)
Research and development				$ 1,145,000		$ 61,893,000	$ 55,308,000	$ 224,391,000
Total operating expenses				$ 4,626,000		$ 101,574,000	$ 72,435,000	$ 250,080,000
Class A Common Stock
Other income (expenses):
Weighted average number of shares outstanding of Class A common stock, basic and diluted, as restated (in Shares)			55,200,000		40,418,410
Operating expenses:
Basic and diluted net income (loss) per share, Class A common stock, as restated (in Dollars per share)			$ 0.09		$ (0.47)
Class B Common Stock
Other income (expenses):
Weighted average number of shares outstanding of Class A common stock, basic and diluted, as restated (in Shares)			13,800,000		13,317,992
Operating expenses:
Basic and diluted net income (loss) per share, Class A common stock, as restated (in Dollars per share)			$ 0.09		$ (0.47)

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.2 stock split of Class B common stock on April 6, 2021, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 5).
[2]	This number excludes an aggregate of up to 1,800,000 Class B common stock subject to forfeiture by the Sponsor if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).